Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	American Metals Recovery and Recycling Inc. (the “Company”) is filing this Amendment on Form 8-K/A (the “Amendment”) to amend, restate and supplement in full the Current Report on Form 8-K filed by the Company on December 27, 2021 as it relates to the transaction disclosed therein.
Document Period End Date	Jan. 27, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-56318
Entity Registrant Name	American Metals Recovery and Recycling, Inc.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262006
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3736 Bee Cave Rd
Entity Address, Address Line Two	Suite 1164
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78745
City Area Code	866
Local Phone Number	365 0620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable